Concession Contract Assets - Schedule of Detailed Information About Concession Contract Assets (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Contract assets	R$ 8,526	R$ 6,704	R$ 6,380	R$ 4,980
Current	850	728
Non current	7,676	5,976
Distribution - infrastructure assets under construction [member]
IfrsStatementLineItems [Line Items]
Contract assets	3,431	1,850
Gas - infrastructure assets under construction [member]
IfrsStatementLineItems [Line Items]
Contract assets	338	117
Transmission - National Grid ('BNES' - Basic Network of the Existing System) - Law 12,783/13 [member]
IfrsStatementLineItems [Line Items]
Contract assets	1,723	1,927
Transmission - assets remunerated by tariff [member]
IfrsStatementLineItems [Line Items]
Contract assets	R$ 3,034	R$ 2,810